Dear Shareholder:

During the Fund's first fiscal quarter ended January 31st, monthly economic indicators suggested that the pace of economic growth was slowing far more rapidly than most observers had been projecting. At the same time, large and small companies alike were failing to meet expectations for revenue and earnings growth and were lowering their projections for future earnings gains. These profit shortfalls, together with signs of a weakening economy, made investors more risk-averse. Moreover, the increasingly uncertain outlook was undermining confidence in the future earnings potential of many fast-growing technology companies. As a result, the stock market lost ground in November and December.

In response to signs of growing weakness in the economy, the Federal Reserve cut the Federal Funds rate by 50 basis points on January 3rd and signaled that it would pursue future rate cuts if economic conditions warranted. The timing and size of the Federal Reserve's rate cut surprised investors and sparked a strong stock market rally. However, the rally did not make up all of the ground lost in the preceding two months. As a result, for the three-month period ended January 31st, the S&P 500 lost 4.2%, while the Nasdaq, home to most technology stocks, fared far worse, producing a loss of 17.7% during the same period. Because of its limited exposure to the technology sector and its ample weighting in the energy and utilities sectors, Castle Convertible Fund held steady and produced a total return of 2.73% on a NAV basis for the three-month period ending January 31st.

The tug of war between an expansionary Federal Reserve policy and falling earnings expectations continues today, resulting in violent stock price movements that will likely persist for several more weeks. However, we believe that a more accommodating monetary policy will cause economic momentum to strengthen and enable corporate profits to rebound. Once investors are able to see companies meet their revenue and earnings objectives, investor confidence should rebuild. That, we believe, will lay the foundation for a sustainable rally for the stock market during the second half of the year. In the meantime, we believe that Castle's portfolio holdings should continue to weather the storm.

                                       Respectfully submitted,


                                       David D. Alger
                                       President

March 14, 2001


CASTLE CONVERTIBLE FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2001

Principal    Corporate Convertible
 Amount       Bonds-34.7%                                       Value
------------------------------------------------------------------------

             BUSINESS SERVICES-1.8%
$  500,000   Getty Images Inc., Cv. Sub.
              Deb., 5.00%, 3/15/07(a)                        $   365,000
 1,000,000   Getty Images Inc., Cv. Sub.
              Deb., 5.00%, 3/15/07                               730,000
                                                             -----------
                                                               1,095,000
                                                             -----------

             COMMUNICATIONS-4.7%
 1,150,000   Adelphia Communications Corp.,
              Cv. Sub. Notes, 6.00%,
              2/15/06                                          1,167,250
   750,000   Exodus Communications, Inc., Cv.
              Sub. Notes, 4.75%, 7/15/08(a)                      720,469
 1,250,000   Nextel Communications, Inc., Cv.
              Sr. Notes, 5.25%, 1/15/10(a)                     1,065,625
                                                             -----------
                                                               2,953,344
                                                             -----------

             COMMUNICATIONS EQUIPMENT-3.2%
 1,250,000   Redback Networks Inc., Cv. Sub.
              Notes, 5.00%, 4/1/07                               784,375
 1,250,000   Spectrasite Holdings Inc., Cv.
              Sub. Notes, 6.75%, 11/15/10(a)                   1,228,125
                                                             -----------
                                                               2,012,500
                                                             -----------

             COMPUTER RELATED & BUSINESS
              EQUIPMENT-1.5%
 1,250,000   CNET Networks Inc., Cv. Sub.
              Notes, 5.00%, 3/1/06                               906,250
                                                             -----------

             ENERGY-3.2%
 2,002,000   Kerr-McGee Corporation, Cv.
              Sub. Deb., 7.50%, 5/15/14                        1,989,487
                                                             -----------

             HEALTH CARE-8.2%
 1,900,000   Affymetrix Inc., Cv. Sub.
              Notes, 4.75%, 2/15/07                            1,410,750
   500,000   Alpharma Inc., Cv. Sub. Notes,
              5.75%, 4/1/05                                      630,625
   500,000   AmeriSource Health Corp., Cv.
              Sub. Notes, 5.00%, 12/1/07(a)                      574,375
 1,500,000   Omnicare Inc., Cv. Sub. Deb.,
              5.00%, 12/1/07                                   1,237,500
   750,000   Province Health Care Company,
              Cv. Sub. Notes, 4.50%,
              11/20/05(a)                                        694,219
   500,000   Sepracor Inc., Cv. Sub. Deb.,
              7.00%, 12/15/05                                    603,125
                                                             -----------
                                                               5,150,594
                                                             -----------

             MANUFACTURING-1.7%
 1,250,000   Quanex Corporation, Cv. Sub.
              Deb., 6.88%, 6/30/07                             1,075,000
                                                             -----------

             PRINTING-2.3%
 1,195,000   Scholastic Corporation, Cv.
              Sub. Notes, 5.00%, 8/15/05(a)                    1,451,925
                                                             -----------

             RESTAURANTS & LODGING-2.1%
 1,500,000   Hilton Hotels Corp., Cv. Sub.
              Notes, 5.00%, 5/15/06                            1,306,875
                                                             -----------

             RETAILING-3.0%
 1,500,000   Genesco Inc., Cv. Sub. Notes,
              5.50%, 4/15/05                                   1,864,687
                                                             -----------

Principal    Corporate Convertible
 Amount       Bonds-(continued)                                 Value
------------------------------------------------------------------------

             SEMICONDUCTORS-3.0%
$  750,000   Photronics Inc., Cv. Sub. Notes,
              6.00%, 6/1/04                                  $   962,344
   500,000   Semtech Corporation, Cv.
              Sub. Notes, 4.50%, 2/1/07(a)                       458,750
   500,000   Vitesse Semiconductor
              Corporation, Cv. Sub. Notes,
              4.00%, 3/15/05(a)                                  466,250
                                                             -----------
                                                               1,887,344
                                                             -----------
             Total Corporate Convertible Bonds
              (Cost $21,180,728)                              21,693,006
                                                             -----------

             Convertible Preferred
  Shares      Securities-32.3%
------------------------------------------------------------------------

             AEROSPACE & AIRLINES-4.7%
    40,000   Coltec Capital Trust, 5.25%,
              Cv. Pfd.                                         1,660,000
    25,000   Continental Airlines Capital
              Trust, 6.00%, Cv. Pfd.(a)                        1,290,625
                                                             -----------
                                                               2,950,625
                                                             -----------

             COMMUNICATIONS-2.0%
    20,000   Entercom Communications
              Capital Trust, 6.25%, Cv. Pfd.                   1,246,250
                                                             -----------

             ENERGY-11.9%
    10,000   Hanover Compressor Capital
              Trust, 7.25%, Cv. Pfd.(a)                        1,138,125
    25,000   Newfield Financial Trust I,
              6.50%, Cv. Pfd., Series A                        1,362,250
    20,000   Mirant Trust I, 6.25%, Cv. Pfd.,
              Series A                                         1,154,000
    40,000   Unocal Capital Trust II, 6.25%,
              Cv. Pfd.                                         2,035,000
    35,000   Weatherford International (EVI)
              Inc., 5.00%, Cv. Sub. Pfd.
              Equivalent Deb.                                  1,776,250
                                                             -----------
                                                               7,465,625
                                                             -----------

             FOODS & BEVERAGES-2.9%
    35,000   Wendy's Financing Inc., $2.50,
              Term Cv. Pfd., Series A                          1,804,250
                                                             -----------

             RAILROADS-4.2%
    30,000   Canadian National Railway
              Company, 5.25%, Cv. Pfd.                         1,599,000
    25,000   Union Pacific Capital Trust,
              6.25%, Cv. Pfd.                                  1,032,813
                                                             -----------
                                                               2,631,813
                                                             -----------

             REAL ESTATE-1.8%
    40,000   Prologis Trust, 7.00%, Cv.
              Pfd. B                                           1,150,000
                                                             -----------

             UTILITIES-4.8%
    25,000   Calpine Capital Trust III, Term
              Income Deferrable, 5.00%, Cv.
              Pfd.(a)                                          1,418,750
    20,000   El Paso Energy Capital Trust I,
              4.75%, Cv. Pfd. C                                1,560,000
                                                             -----------
                                                               2,978,750
                                                             -----------
             Total Convertible Preferred
              Securities (Cost $18,191,124)                   20,227,313
                                                             -----------

             Mandatory Convertible
  Shares      Securities-8.0%                                   Value
------------------------------------------------------------------------

             COMMUNICATIONS-3.0%
    15,000   Cox Communications, Inc., 7.75%
              Exch. Sub. Deb., 1/15/29(b)                    $   982,500
    15,000   Cox Communications, Inc., 7.00%
              Income Prides, 8/16/02 (b)                         926,700
                                                             -----------
                                                               1,909,200
                                                             -----------

             ENERGY-4.3%
    20,000   Apache Corporation, $2.015
              Depository Shares, Series C
              5/15/02 (b)                                        995,000
    15,000   Dominion Resources Inc.,
              9.50% Premium Income Pfd.
              11/16/04(b)                                        918,900
    20,000   Enron Corp., 7.00%
              Exchangeable Notes,
              7/31/02(b)                                         770,800
                                                             -----------
                                                               2,684,700
                                                             -----------

             MEDICAL SERVICES-.7%
     5,000   Express Scripts Automatic
              Exchangeable Security,
              7.00%, 11/15/03                                    437,656
                                                             -----------
             Total Mandatory Convertible
              Securities (Cost $4,027,200)                     5,031,556
                                                             -----------

             Common Stocks-9.1%
------------------------------------------------------------------------

             COMMUNICATIONS
       407   McLeodUSA Incorporated
              Cl. A*                                               7,605
                                                             -----------

             UTILITIES-9.1%
    28,000   American Electric Power
              Company, Inc.                                    1,211,000
    30,000   GPU, Inc.                                           960,900
    50,000   OGE Energy Corp.                                  1,141,000
    40,000   RGS Energy Group, Inc.                            1,264,800

             Mandatory Convertible
  Shares      Securities-(continued)                            Value
------------------------------------------------------------------------

             UTILITIES-(continued)
    43,400   Xcel Energy Inc.                                $ 1,105,398
                                                             -----------
                                                               5,683,098
                                                             -----------
             Total Common Stocks
              (Cost $4,065,788)                                5,690,703
                                                             -----------

Principal    Short-Term Corporate
  Amount      Notes-12.9%                                       Value
------------------------------------------------------------------------

$  600,000   BCI Funding Corp., 6.03%,
              2/2/01                                             599,899
   900,000   Cooperative Association of
              Tractor Dealers Inc., Cl. B
              5.92%, 2/8/01                                      898,963
 1,800,000   General Electric Capital
              Corporation, 5.70%, 2/21/01                      1,794,286
 2,350,000   General Motors Acceptance
              Corporation, 5.72%, 2/15/01                      2,344,768
 2,450,000   Merrill Lynch & Co., Inc., 5.75%,
              2/12/01                                          2,445,686
                                                             -----------
             Total Short-Term Corporate Notes
              (Cost $8,083,602)                                8,083,602
                                                             -----------

             U.S. Government & Agency
              Obligations-2.3%
------------------------------------------------------------------------

 1,420,000   Federal Home Loan Mortgage
              Corp., 5.30%, 2/27/01
              (Cost $1,414,564)                                1,414,564
             Total Investments
              (Cost $56,963,006) 99.3%                        62,140,744
             Other Assets in Excess of Liabilities     .7        435,055
                                                    --------------------
             Net Assets                             100.0%   $62,575,799
                                                    ====================
             Net Asset Value Per Share                            $27.99
                                                             ===========

-------------------
*     Non-income producing security.
(a) Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers.
(b) These securities are required to be converted on the date listed; they generally may be converted prior to this date at the option of the holder.


CASTLE CONVERTIBLE FUND, INC.
SUMMARY OF OPERATIONS
For the three months ended January 31, 2001 (Unaudited)


INVESTMENT INCOME:
  Income:
    Dividends                                                 $  390,611
    Interest                                                     468,503
                                                              ----------
      Total Income                                               859,114

      Total Expenses                                             152,063
                                                              ----------
NET INVESTMENT INCOME                                            707,051
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Net realized gain on investments             $ 2,847,527
  Net change in unrealized appreciation
   (depreciation) on investments                (1,849,580)
                                               -----------
  Net realized and unrealized gain (loss)
   on investments                                                997,947
                                                              ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $1,704,998
                                                              ==========


Castle Convertible Fund, Inc.            Castle Convertible Fund, Inc.









Board of Directors                             Quarterly Report
Fred M. Alger, Chairman                        January 31, 2001
David D. Alger
Charles F. Baird, Jr.
Roger P. Cheever
Lester L. Colbert, Jr.
James P. Connelly, Jr.
Stephen E. O'Neil
Nathan E. Saint-Amand
B. Joseph White
--------------------------------------
Investment Adviser
Fred Alger Management, Inc.
1 World Trade Center
Suite 9333
New York, N.Y. 10048
--------------------------------------
Transfer Agent and Dividend Disbursing
 Agent
Alger Shareholder Services, Inc.
30 Montgomery Street, Box 2001
Jersey City, N.J. 07302-9811
--------------------------------------

This report was prepared for
distribution to shareholders and to
others who may be interested in
current information concerning the
Fund. It was not prepared for use,
nor is it circulated in connection
with any offer to sell, or solicitation
of any offer to buy, any securities.